Inventory, Net (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of components of net inventories

Inventory, net consists of the following:

	December 31,
	2021	2020
Raw materials	$2,380	$—
Work-in-process	6,301	4,277
Finished goods	2,151	882
Inventory, gross	10,832	5,159
Less: Inventory reserves	1,752	2,259
Inventory, net	$9,080	$2,900